24f2 Notice

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1.	Name and address of issuer:


             MORGAN STANLEY TOTAL MARKET INDEX FUND

2.	The name of each series or calss of securities for
	which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):


3.	Investment Company Act File Number:	811-9259

	Securities Act File Number:		333-74337


4(a)	Last day of the fiscal year for which this Form
	is filed:             JULY 31, 2001


4(b).  	Check box if this Form is being filed late (i.e., more
	than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


4(c).  	Check box if this is the last time the issuer will be
	filing this Form.


5.   	Calculation of registration fee:

       	(i)  	Aggregate sale price of securities sold during the
            	fiscal year pursuant to section 24(f):
						$ 86,803,122.05

       	(ii)  	Aggregate price of securities redeemed or
             	repurchased during the fiscal
						$  95,433,845.46

       	(iii)  	Aggregate price of securities redeemed or
             	repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
             	previously used to reduce registration fees payable
             	to the Commission:           	$           0.00

       	(iv)  	Total available redemption credits [add Items 5(ii)
		and 5(iii) 			$(95,433,845.46)

       	(v)  	Net sales - if Item 5(i) is greater than Item 5(iv)
       		[subtract Item 5(iv) from Item 5(i)]:   $    0.00


       	(vi)  	Redemption credits available for use   (8,630,723.41)
             	in future -- if Item 5(i) is less than 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:

       	(vii)  	Multiplier for determining registration fee
              	(See Instruction C.9):			x   0.00025

       	(viii) 	Registration fee due [multiply Item 5(v) by Item
               	5(vii)] (enter "0" if no fee is due):	=   0.00

6.   	Prepaid Shares:

   	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisison of rule 24e-2], then report the amount of securities (number of shares or other units)deducted here:_______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

  7.   	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year (see Instruction D):

                                               	+          0.00


  8.   	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

                                              	=          0.00


  9.   	Date the registration fee and any interest payment was sent
	to the Commission's lockbox depository:


             Method of Delivery:

                      x      Wire Transfer

                             Mail or other means






       	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       	By (Signature and Title)	/s/Barry Fink

                                 	   Barry Fink

       Date     October 16, 2001

                      	*Please print the name and title of the
			 signing officer below the signature.